Obligations for pension and similar liabilities	12 Months Ended
Dec. 31, 2024
Obligations For Pension And Similar Liabilities
Obligations for pension and similar liabilities

21.	Obligations for pension and similar liabilities

As of December 31, 2024, the balance of provisions for pension funds and similar liabilities amounted to R$1,364,437 (2023 - R$2,543,504 and 2022 - R$1,775,202).

I. Supplementary pension plan

Banco Santander and its subsidiaries sponsor closed supplementary pension entities and welfare funds, with the purpose of granting retirement and pensions complementary to those granted by Social Security, as defined in the basic regulations of each plan.

• Banesprev - Banespa Social Security Fund (Banesprev))

Benesprev manages the following defined and variable benefit plans: Plan I, Plan II, Plan III, Plan IV, Plan V, Retirement and Pension Supplement Plan – Pre 75, Sanprev Plan I, Sanprev Plan II, Sanprev Plan III, DCA, DAB and CACIBAN. All plans are closed to new subscriptions.

• Former Banespa Employees

The class action lawsuit filed by AFABESP (an association of retired and former employees of Banespa), seeking payment of a semi-annual bonus provided for in the old BANESPA bylaws, resulted in a final decision unfavorable to Banco Santander. As a result, each beneficiary of the decision may file an individual lawsuit to receive the amount due.

As the judgments adopted different positions for each case, a procedure called Incident of Resolution of Repetitive Demands (IRDR) was instituted before the Regional Labor Court (TRT) with the objective of establishing objective criteria regarding the theses defended by the Bank, mainly the prescriptive term and payment limitations until December 2006 (regarding the establishment of Plan V). On March 11, 2024, the IRDR incident was admitted for future judgment and the suspension of all lawsuits that are in the second instance (TRT) and filed in São Paulo (Capital) and other cities that are part of the jurisdiction of the TRT of São Paulo was determined.

Finally, due to the divergence in interpretation of the labor statute of limitations provided for in the Federal Constitution, an Action for Allegation of Non-Compliance with a Fundamental Precept (ADPF) was also filed, so that the Federal Supreme Court (STF) can resolve the issue and indicate the correct term to be used in the individual cases filed.

On June 27, 2024, a transaction was signed between Banco Santander, BANESPREV, AFABESP and legal advisors establishing criteria and conditions for the settlement of individual lawsuits. By August 23, 2024 (end of the adhesion period), approximately 90% of eligible beneficiaries had formalized their adhesions to said transaction, which were subsequently approved by court decision, and the respective individual lawsuits will be extinguished. Banco Santander registered an obligation related to the amounts effectively due for payment of the transaction. The amounts due for the installments settled to date, equivalent to R$2,187 million, were contributed by Banco Santander to the respective plans administered by Banesprev, responsible for administering the supplementary pension plans and for paying the transaction to the respective beneficiaries. The remaining installments will be contributed to Banesprev until May 2026 (note 24), updated in accordance with the criteria and the benefit adjustment index provided for in the regulations of the plans to which each holder is linked.

The other individual processes, whose beneficiaries did not adhere to the aforementioned transaction, are pending a final decision regarding the controversial legal issues, which will be resolved when the IRDR and ADPF are judged.

•	Sanprev – Santander Pension Association (Sanprev)

Closed supplementary pension entity that managed three benefit plans, two in the Defined Benefit modality and one in the Variable Contribution modality, whose management transfer process for these plans to Banesprev took place in January 2017. According to PREVIC Ordinance 389, of May 8, 2018, the termination of Sanprev's operating authorization was approved.

•	Bandeprev - Bandepe Social Security (Bandeprev)

Defined benefit plan sponsored by Banco Bandepe S.A. and Banco Santander, administered by Bandeprev. The plans are divided into a basic plan and a special supplementary retirement plan, with differences in eligibility, contributions and benefits for subgroups of participants. The plans have been closed to new members since 1999 for employees of Banco Bandepe S.A. and for all others since 2011.

SantanderPrevi - Private Pension Entity (SantanderPrevi): is a closed supplementary pension entity, whose objective is to establish and implement pension benefit plans, complementary to the general social security system, in accordance with current legislation.

SantanderPrevi's Retirement Plan is structured in the Defined Contribution modality and has been closed to new members since July 2018, as approved by PREVIC, with contributions shared between the sponsoring companies and the plan participants. The amounts appropriated by the sponsors for the fiscal year ended December 31, 2024 were R$62,076 (2023 – R$54,774 and 2022 – R$58,960).

There are 10 cases of benefits granted with lifetime income from a previous plan.

SBPREV - Santander Brasil Open Pension: As of January 2, 2018, Santander began offering this new optional supplementary pension program for newly hired employees and for employees who are not enrolled in any other pension plan administered by the Closed Supplementary Pension Entities of the Santander Brasil Conglomerate. This new program includes the PGBL- Free Benefits Generating Plan and VGBL-Free Benefits Generating Life modalities administered by Zurich Santander Brasil Seguros e Previdência S.A, an Open Supplementary Pension Entity, open to new members, with their contributions shared between the founding/stipulating-endorsing companies and the plan participants. The amounts appropriated by the sponsors in the fiscal year ended December 31, 2024 were R$32,505 (2023 – R$29,348 and 2022 – R$22,068 ).

II. Health and Dental Care Plan

Cabesp - São Paulo State Bank Employees' Charitable Fund:

Entity focused on covering medical and dental expenses of employees hired before the privatization of Banespa in 2000, as defined in the entity's Bylaws. The plans administered by the entity are:

•	Retirees by HolandaPrevi (previous name of SantanderPrevi);
•	Former Employees of Banco Real (Retirees by Circulars).

Retirees from Bandeprev:

A health care plan granted to retirees from Banco do Estado de Pernambuco; it is a lifetime benefit. Banco Santander subsidizes 50% of the plan value for those who retired before November 27, 1998. For those who retired after this date, the subsidy is 30%.

Health Officers:
Directors, Executive Directors, Vice Presidents and Chief Executive Officers may, at their own discretion, opt for lifetime membership in the health insurance plan in the event of termination of employment with Banco Santander or companies in its conglomerate without just cause; provided that they meet the following requirements: have contributed to the health insurance plan for at least 3 (three) years; have served as a director at Banco Santander or companies in its conglomerate for at least 3 (three) years; be 55 years of age or older. The plan will be maintained under the same terms as the director enjoyed at the time of his/her termination, including the payment of his/her share, which must be made by means of a payment slip. Dependents who were active at the time of termination will remain on the same plan as the director, and the inclusion of new dependents will not be permitted under any circumstances.

Life Insurance for Retirees (Life Insurances):

Granted to Retirees by Circulars: compensation in cases of Natural Death, Disability due to Illness, Accidental Death. The subsidy is 45% of the premium value. This is a closed mass.

Life Insurance Assistance Funds (Life Insurance):

In December of 2018, life insurance coverage was included in the insurance for retirees from the DCA, DAB, and CACIBAN plans. This insurance was extended to retirees from the former Banco Meridional, with coverage according to the retiree's selection upon enrollment in the benefit. The Bank provides a subsidy of 50% of the premium for the policyholder, and some retirees have a spouse clause, contributing 100% towards the cost. This is a closed pool.

Sudameris Foundation Medical Assistance:

A free lifetime clinical assistance plan is offered to retirees who have contributed to the Sudameris Foundation for at least 25 years. This plan includes an upgrade option if the beneficiary opts for a private room, although the default offering is in a standard ward setting. In such cases, the cost is 100% of the Sudameris Foundation.

In addition, retired employees are entitled to continue as beneficiaries of the Bank's health plan, provided they meet specific legal criteria and fully cover their respective contributions. Santander provides the same level of healthcare coverage to retirees as they enjoyed during the tenure of their employment contracts. Banco Santander's obligations towards retirees are assessed using actuarial calculations based on the present value of current costs.

III. Actuarial Techniques

The value of the defined benefit obligations was determined by independent actuaries employing the following actuarial techniques:

•	Valuation method

Projected unit credit method, which views each year of service resulting in an additional unit of benefit entitlement and measures each unit separately.

		2024		2023		2022
Actuarial Assumptions Adopted in the Calculations	Retirement	Health	Retirement	Health	Retirement	Health
Nominal Discount Rate for Actuarial Liability	10.6%	10.5%	8.7%	8.7%	9.44% ¹ and 9.64%	9.46% ² and 9.64%
Rate for Determining Interest on Assets for the Following Fiscal Year	10.6%	10.5%	8.7%	8.7%	9.44% ¹ and 9.64%	9.46% ² and 9.64%
Projected Long-Term Inflation Rate	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%
Projected Nominal Wage Growth Rate	3.5%	N/A	3.5%	N/A	3.5%	N/A
General Mortality Table	AT2000	AT2000	AT2000	AT2000	AT2000	AT2000

(1) Banesprev Plans II, V and Pré75

(2) Cabesp

Changes in the present value of liabilities accrued as defined benefits and the breakdown of actuarial gains (losses) arising from experience, financial assumptions, and demographic assumptions of 2024 and the last 2 years are as follows:

	Post-Employment Plans			Other Similar Obligations
	2024	2023	2022	2024	2023	2022
Present value of liabilities at the beginning of the fiscal period (Note 39)	26,241,550	24,106,720	26,503,960	5,130,333	4,588,664	5,123,868
Costs of current services (Note 39)	586	(911)	1,432	5,694	4,903	5,015
Interest cost	2,247,577	2,188,015	2,175,565	438,944	429,103	427,484
Paid benefits	(4,721,231)	(2,487,932)	(3,269,089)	(489,818)	(448,912)	(398,149)
Actuarial losses (gains)	(1,040,157)	2,433,313	(1,347,974)	(395,757)	556,575	(569,554)
Others	268,045	2,345	42,826	-	-	-
Present value of liabilities at the end of the fiscal period	22,996,370	26,241,550	24,106,720	4,689,396	5,130,333	4,588,664
Any less:
Fair value of plan assets (1)	26,158,640	27,328,362	27,316,715	5,008,751	5,570,353	4,945,407
Unrecognized assets (1)	(3,617,497)	(2,649,505)	(4,141,741)	(877,078)	(1,082,010)	(907,430)
Provisions - net	455,228	1,562,694	931,746	557,724	641,990	550,687

Total provisions for pension plans, net	1,023,424	2,204,684	1,482,433
Of which:
Actuarial provisions	1,364,437	2,543,504	1,775,202
Actuarial assets (note 15) (1)	341,013	338,820	292,770

Experience-Based Adjustments in Net Assets	(1,200,878)	(99,752)	(950,298)	(772,305)	387,599	(399,946)

Plan Experience	(2,343,241)	(585,676)	(739,281)	(416,984)	(171,107)	(10,858)
Changes in Financial Assumptions	3,347,376	(1,652,752)	2,087,825	770,940	(419,306)	580,286
Changes in Demographic Assumptions	-	(178,125)	(174)	41,519	33,838	126
Actuarial Gain (Loss) - Obligation	1,004,135	(2,416,553)	1,348,370	395,475	(556,575)	569,554
Return on Investments Different from the Return Implicit in the Discount Rate	(1,183,609)	(127,052)	(962,916)	(771,685)	387,599	(403,979)
Actuarial Gain (Loss) - Asset	(1,183,609)	(127,052)	(962,916)	(771,685)	387,599	(403,979)
Change in Surplus/Irrecoverable Deficit	(704,716)	1,801,693	(82,891)	304,272	(89,852)	(254,205)
(1)	Refers to the surplus plans Banesprev I and III, Sanprev I, II and III and Bandeprev. Refers to the surplus plans Banesprev I and III, Sanprev I, II and III and Bandeprev.

The amounts recognized in the consolidated statement of income relating to the previously mentioned defined benefit liabilities are as follows:

	Post-Employment Plans			Other Similar Obligations
	2024	2023	2022	2024	2023	2022
Income
Personnel expenses - Costs of current services (note 39)	586	(911)	1,432	5,694	4,903	5,015
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	(115,866)	(198,288)	2,175,565	(52,667)	(42,656)	427,484
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	273,924	308,381	(2,064,384)	99,728	84,729	(382,028)
Other movements - Extraordinary Charges	(67)	(280)	41,546	-	(91)	31
Total	158,577	108,902	154,159	52,755	46,885	50,502

The fluctuations in the fair value of the plan’s assets were as follows:

	Post-Employment Plans			Other Similar Obligations
	2024	2023	2022	2024	2023	2022
Fair value of plan assets at the beginning of the year	27,328,362	27,316,715	28,321,826	5,570,354	4,945,407	5,096,263
Interest Income (Expenses)	2,363,706	2,386,330	2,477,872	491,611	471,759	449,758
Remeasurement – Real gain (loss) on actuarial assets excluding interest expenses (net)	(1,200,878)	(99,752)	(950,298)	(772,305)	387,599	(399,946)
Contributions	2,388,681	212,719	750,690	177,614	173,335	164,876
Being:
By the Bank	2,386,461	210,367	747,913	177,614	173,335	164,876
By plan participants	2,220	2,352	2,777	-	-	-
Paid benefits	(4,721,231)	(2,487,650)	(3,269,258)	(458,523)	(407,746)	(365,544)
Exchange rate variations and other items	-	-	(14,117)	-	-	-
Fair value of plan assets at the end of the year	26,158,640	27,328,362	27,316,715	5,008,751	5,570,354	4,945,407

The assumptions concerning healthcare cost rates have a significant impact on the amounts recognized in the financial statements. A one percentage point change in healthcare cost rates would have the following effects:

					Sensitivity
	2024		2023		2022
	Current Service Cost and Interest	Present Value of Liabilities	Current Service Cost and Interest	Present Value of Liabilities	Current Service Cost and Interest	Present Value of Liabilities
Interest rate
(+)0.5%	(23,750)	(231,019)	(27,627)	(346,439)	(22,524)	(240,984)
(-)0.5%	25,895	251,828	24,768	266,243	24,802	265,351
General Mortality Table
Applied (+) 2 years	(48,858)	(475,167)	(50,263)	(611,723)	(42,586)	(455,624)
Applied (-) 2 years	50,445	490,605	48,527	544,105	45,310	484,763
Cost of Medical Care
(+)0.5%	28,376	275,982	26,968	291,763	29,297	313,438
(-)0.5%	(26,451)	(257,258)	(30,133)	(376,538)	(27,104)	(289,978)

The following table presents the duration of actuarial liabilities of the plans sponsored by Banco Santander:

Post-Employment Plans		Other Similar Obligations
Plans	Duration (Average in Years)	Plans	Duration (Average in Years)
Banesprev	7.75	Cabesp	10.44
Sanprev	7.17	Bandepe	8.64
Bandeprev	5.65	Clínica Grátis	8.22
SantanderPrevi	5.36	Diretores Vitalícios	6.2
CACIBAN / DAB / DCA	5.41 / 4.61 / 4.9	Diretores Saúde	22.6
		Circulares	7.98 / 7.36
		Seguro de Vida	4.75